Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 4,890	$ 1,702,636	$ 16,398	$ (1,492,197)		$ 231,727
Balance, Shares at Dec. 31, 2019	1	4,890,424
Issuance of common stock in connection with sales made under private offerings		$ 462	274,538				275,000
Balance, Shares		461,666
Conversion of convertible debenture(s) and other indebtedness into common stock		$ 375	224,625				225,000
Balance, Shares		375,000
Issuance of common stock in exchange for consulting, professional and other services		$ 53	31,792				31,845
Balance, Shares		53,075
Stock based compensation			74,357				74,357
Balance, Shares
Change in foreign currency translation				(114,663)			(114,663)
Net income (loss)					(410,290)		(410,290)
Balance at Dec. 31, 2020		$ 5,780	2,327,244	(98,265)	(1,922,650)		312,109
Balance, Shares at Dec. 31, 2020	1	5,780,165
Issuance of common stock in connection with sales made under private offerings		$ 294	205,496				205,790
Balance, Shares		293,889
Balance, Shares		74,158
Stock based compensation		$ 74	71,961				72,035
Balance, Shares		74,158
Change in foreign currency translation				74,338			74,338
Net income (loss)					(548,438)		(548,438)
Balance at Dec. 31, 2021		$ 6,148	$ 2,604,701	$ (23,927)	$ (2,471,088)		$ 115,834
Balance, Shares at Dec. 31, 2021	1	6,148,212